Non-Interest Income and Non-Interest Expense	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Non-Interest Income and Non-Interest Expense
Non-Interest Income and Non-Interest Expense
The significant components of non-interest income and non-interest expense for the years ended December 31, 2017, 2016 and 2015 are presented below:

	In Thousands
	2017	2016	2015
Non-interest income:
Service charges on deposits	$6,124	$5,769	5,148
Other fees and commissions	11,752	10,260	9,321
BOLI and annuity earnings	871	832	877
Security gains (losses), net	(175)	460	185
Fees and gains on sales of mortgage loans	4,258	4,355	4,048
Gain on sale of other real estate, net	6	52	362
	$22,836	21,728	19,941

	In Thousands
	2017	2016	2015
Non-interest expense:
Employee salaries and benefits	$35,830	34,106	31,556
Equity based compensation	692	104	38
Occupancy expenses	3,718	3,638	3,444
Furniture and equipment expenses	2,085	2,019	2,063
Loss on the sales of premises and equipment, net	—	73	53
Loss on sales of other assets, net	15	1	2
Data processing expenses	2,834	2,576	2,476
FDIC insurance	683	968	953
Directors’ fees	677	691	735
Other operating expenses	13,872	13,161	10,839
	$60,406	57,337	52,159